UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS

FOR ASSET-BACKED SECURITIES

Commission File Number of Issuing Entity:  333-208544-05

Central Index Key Number of Issuing Entity:  0001712665

Nissan Auto Receivables 2017-B Owner Trust

(Exact Name of Issuing Entity as Specified in its Charter)

Commission File Number of Depositor:  333-208544
Central Index Key Number of Depositor: 0001129068

Nissan Auto Receivables Corporation II

(Exact Name of Depositor as Specified in its Charter)

Central Index Key Number of Sponsor: 0001540639

Nissan Motor Acceptance Corporation

(Exact Name of Sponsor as Specified in its Charter)

David M. Lundeen, (615) 725-1664
(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

Explanatory Note

This Form ABS-EE/A amends the Form ABS-EE that was filed with the Securities and Exchange Commission on August 10, 2017 with respect to Nissan Auto Receivables 2017-B Owner Trust (the “August 10 Form ABS-EE”).  Effective upon the filing of this Form ABS-EE/A, Exhibits 102 and 103 of the August 10 Form ABS-EE are replaced and superseded in their entirety by Exhibits 102 and 103, respectively, to this Form ABS-EE/A.

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Date: August 11, 2017	NISSAN AUTO RECEIVABLES CORPORATION II (Depositor)

	By:	/s/ Riley A. McAndrews
	Name:	Riley A. McAndrews
	Title:	Assistant Treasurer

Exhibit Index
Exhibit	Document Description
102	Asset Data File
103	Asset Related Document (Additional Explanatory Disclosure)